FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Investment securities held-to-maturity	$ 726,259	$ 867,996
Other investments	53,725	52,626
FDIC indemnification asset	17,630	22,666	$ 45,091	$ 119,607
Deposits
Noninterest-bearing	1,413,404	1,285,527
Savings	1,945,805	1,889,473
Time	1,406,124	1,255,364
Total deposits	6,179,624	5,655,742
Carrying value
Financial assets
Cash and short-term investments	148,575	132,752
Investment securities held-to-maturity	726,259	867,996
Other investments	53,725	52,626
Loans held for sale	20,957	11,005
Loans and leases, net of ALLL	5,335,362	4,724,377
FDIC indemnification asset	17,630	22,666
Deposits
Noninterest-bearing	1,413,404	1,285,527
Interest-bearing demand	1,414,291	1,225,378
Savings	1,945,805	1,889,473
Time	1,406,124	1,255,364
Total deposits	6,179,624	5,655,742
Short-term borrowings	938,425	661,392
Long-term debt	119,540	48,241
Fair value
Financial assets
Cash and short-term investments	148,575	132,752
Investment securities held-to-maturity	731,951	874,749
Other investments	53,725	52,626
Loans held for sale	20,957	11,005
Loans and leases, net of ALLL	5,381,065	4,763,619
FDIC indemnification asset	9,756	12,449
Deposits
Noninterest-bearing	1,413,404	1,285,527
Interest-bearing demand	1,414,291	1,225,378
Savings	1,945,805	1,889,473
Time	1,406,489	1,254,070
Total deposits	6,179,989	5,654,448
Short-term borrowings	938,425	661,392
Long-term debt	118,691	49,674
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	148,575	132,752
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	938,425	661,392
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	731,951	874,749
Other investments	53,725	52,626
Loans held for sale	20,957	11,005
Loans and leases, net of ALLL	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	1,413,404	1,285,527
Interest-bearing demand	1,414,291	1,225,378
Savings	1,945,805	1,889,473
Time	1,406,489	1,254,070
Total deposits	6,179,989	5,654,448
Short-term borrowings	0	0
Long-term debt	118,691	49,674
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans and leases, net of ALLL	5,381,065	4,763,619
FDIC indemnification asset	9,756	12,449
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	$ 0	$ 0